OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

September 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester Short Term Municipal Fund
Post-Effective Amendment No. 8 under the Securities Act
and Amendment No. 10 under the Investment Company Act
File Nos. 333-147062; 811-22139

To the Securities and Exchange Commission:

On behalf of Oppenheimer Rochester Short Term Municipal Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibit thereto, which amendment constitutes Post-Effective Amendment No. 8 to the Registration Statement under the Securities Act and Amendment No. 10 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed with the Commission on September 25, 2013. The Amendment has been tagged to indicate changes since the September 25, 2013 filing.

The material difference between the disclosure in the September 25, 2013 filing and the Amendment is to reflect changes made to certain fundamental policies of the Fund which were approved by shareholders on August 2, 2013.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.

Vice President & Associate Counsel

OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 16th Floor

New York, New York 10281-1008

Tel: 212-323-4091

egizzi@ofiglobal.com

Sincerely,

/s/ Amy E. Shapiro

Amy E. Shapiro

Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond